Investments in and Advances to Affiliated Companies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investments in and Advances to Affiliates [Line Items]
Dividend received from affiliated companies	¥ 400	¥ 566	¥ 469
Trade notes and accounts receivables from affiliated companies	22,417	23,439
Short-term loan receivables from affiliated companies	565	664
Trade notes and accounts payable to affiliated companies	8,879	8,396
Net sales to affiliated companies	52,785	51,848	42,673
Unappropriated retained earnings included share of undistributed earnings of affiliated companies	¥ 7,496	¥ 9,721